Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
12	Income taxes
Cayman Islands
Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Under the current laws of the British Virgin Islands (“BVI”), the Company’s BVI incorporated subsidiary are not subject to tax on income or capital gains arising in BVI. In addition, upon payments of dividends by this entity to its shareholders, no BVI withholding tax will be imposed.
Hong Kong
Under the Hong Kong tax laws, the subsidiary in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
China
Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply
for the HNTE certificate when the prior certificate expires. The certificate of high and new technology enterprise of the VIE was obtained in November 2016 and expired in November 2019. The VIE obtained the certificate of high and new technology enterprise in December 2019 with a validity period of three years starting from December 2019 onwards. It was entitled to the preferential rate of 15% for 2019,2020 and 2021. In early 2021, the WFOE was recognized as an HNTE and was eligible for 15% preferential tax rate from 2020 to 2022.
The Company’s loss before income taxes consists of:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cayman Islands	(16,716)	(31,966)	(23,555)	(3,696)
British Virgin Islands	(30)	(27)	(2)	—
Hong Kong	(3,097)	(1,790)	(1,564)	(245)
China	(89,836)	(191,206)	(115,431)	(18,114)

Total loss before income taxes	(109,679)	(224,989)	(140,552)	(22,055)

Composition of income tax expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax expense	(162)	(86)	(32)	(5)
Deferred tax benefit	—	—	—	—

Total income tax expense	(162)	(86)	(32)	(5)

Reconciliation between expenses of income taxes
Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Loss before income tax	(224,989)	(140,552)	(22,055)
Income tax expense computed at PRC statutory rate (25%)	(56,247)	(35,138)	(5,514)
International tax rate differential	8,151	6,023	945
Preferential tax rate	21,963	21,437	3,364
Deferred tax items tax rate differential	(23,337)	(22,935)	(3,599)
Research and development super-deduction	(27,455)	(32,595)	(5,115)
Non-deductible expenses	7,132	8,092	1,270
Deferred tax expenses	347	—	—
Recognition of prior year tax loss/ Expired prior year tax loss	3,382	(4,851)	(761)
Changes in valuation allowance	66,150	59,999	9,415

Income tax expense	86	32	5

Deferred tax assets and liabilities
The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets
Provision for doubtful debts	23,418	27,327	4,288
Accrued expense	10,841	12,923	2,028
Net operating loss carry forward	164,559	218,042	34,216
Government grant related to assets	684	1,411	221
Property and equipment depreciation	144	—	—
Estimated liabilities	7	—	—
Less: Valuation allowance	(188,119)	(248,118)	(38,935)
Total deferred tax assets	11,534	11,585	1,818
Deferred tax liabilities
Property and equipment depreciation	—	(867)	(136)
Net unrealized gain on equity investments held	(3,564)	(3,564)	(559)
Unrealized loan interest income	(7,970)	(7,154)	(1,123)
Total deferred tax liabilities	(11,534)	(11,585)	(1,818)
Net deferred tax assets	—	—	—
Net deferred tax liabilities	—	—	—

The Company operates through its WFOE and VIE and evaluates the potential realization of deferred tax assets on an entity basis.
The
Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2020 and 2021. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
The Company had deferred tax assets related to net operating loss carry forwards of
RMB164,559
and RMB218,042

(US$34,216) from its WFOE and the VIE in China as of December 31, 2020 and 2021, which can be carried forward to offset taxable income. The net operating loss of WOFE and VIE will expire in years 2022 to 2031 if not utilized.
The Company did not record any dividend withholding tax, as there were no undistributed earnings arising from the WFOE noted as of December 31, 2020 and 2021.
As of December 31, 2020 and 2021, the Company concluded that there was no significant tax uncertainties in its consolidated financial results. The Company did not record any interest and penalties related to an uncertain tax position for each of the year ended December 31, 2020 and 2021. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months.
In accordance with relevant PRC tax administration laws, the tax year from
2016 through 2021 remain open to examination by the respective tax authorities.
The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.